Note 9 - Retirement Plans	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Retirement Benefits [Text Block]

9. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering most employees who meet certain age-entry requirements and work a stated minimum number of hours per year. The Plan was amended to freeze accruals to new hires and rehires effective January 1, 2020. The Plan was adequately funded as of March 31, 2025 and 2024, respectively, and no contributions were required to meet legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two-year period ended March 31, 2025 and a statement of the funded status as of March 31, 2025 and 2024 (in thousands):

	Fiscal Year:
	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$236,507	$235,038
Service cost (excluding expenses)	4,905	5,505
Interest cost	11,967	11,388
Actuarial gain	(14,616)	(4,674)
Benefit payments	(21,375)	(10,750)
Benefit obligation at end of year	$217,388	$236,507

Change in plan assets
Fair value of plan assets at beginning of year	$288,949	$294,342
Actual return on plan assets	26,901	6,428
Benefit payments and expenses	(22,729)	(11,821)
Fair value of plan assets at end of year	$293,121	$288,949

Funded status	$75,733	$52,442

The Plan’s funded status increased by $23.3 million during fiscal year 2025 reflecting the actual fair value of plan assets and the projected benefit obligation as of March 31, 2025. This funded status increase was primarily driven by a $19.1 million reduction to the projected benefit obligation, as described in more detail below, and a $4.2 million increase in the fair value of plan assets. The Plan's accumulated benefit obligation was $203.8 million as of March 31, 2025 and $219.3 million as of March 31, 2024.

During fiscal year 2025, the actuarial gain in the Plan’s projected benefit obligation was driven by an increase in discount rates and changes in demographic assumptions to better reflect future plan experience, partially offset by the reflection of an assumed salary increase rate for fiscal year 2026 in excess of the long-term rate. During fiscal year 2024, the actuarial gain in the Plan’s projected benefit obligation was driven by an increase in discount rates, partially offset by the annual update in plan census data resulting in losses and the reflection of an assumed salary increase rate for fiscal year 2025 in excess of the long-term rate. Plan assets increased from $288.9 million as of March 31, 2024 to $293.1 million as of March 31, 2025 primarily due to favorable return on plan assets which outpaced payments of benefits.

During fiscal year 2025, the Company completed a lump-sum payout (“Lump-Sum Payout”) to certain terminated vested participants of the Plan. Under the Lump-Sum Payout, eligible participants were able to voluntarily elect an early payout of their pension benefits in the form of a lump-sum payment equal to the present value of the participant's pension benefits in satisfaction of all benefits payable to the participant under the Plan. The transaction did not trigger settlement accounting. In connection with the Lump-Sum Payout, payments of $10.2 million were distributed from existing plan assets. Payments under the Lump-Sum Payout are reflected as benefit payments in the reconciliation of the change in the Plan’s benefit obligation and fair value of plan assets for fiscal year 2025.

The following table provides the components of the Plan’s accumulated other comprehensive loss, pre-tax (in thousands):

	Fiscal Year:
	2025	2024	2023
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss
Prior service cost	$(1)	$(9)	$(75)
Net loss	(11,574)	(34,883)	(28,310)
Accumulated other comprehensive pre-tax loss	$(11,575)	$(34,892)	$(28,385)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2025, 2024, and 2023 (in thousands):

	Fiscal Year:
	2025	2024	2023
Service cost including administrative expenses	$5,805	$6,405	$8,240
Interest cost	11,967	11,388	9,254
Expected return on plan assets	(18,504)	(17,725)	(16,104)
Amortization of net loss	750	220	-
Amortization of prior service cost	8	66	91
Net periodic benefit cost	$26	$354	$1,481

The Company utilizes a full yield curve approach in the estimation of net periodic benefit cost components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The following table provides the components of other changes in plan assets and benefit obligation for fiscal years 2025, 2024, and 2023 (in thousands):

	Fiscal Year:
	2025	2024	2023
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income
Net actuarial (gain) loss	$(22,559)	$6,792	$(7,827)
Amortization of:
Prior service cost	(8)	(65)	(91)
Actuarial loss	(750)	(220)	-
Total recognized in other comprehensive income	$(23,317)	$6,507	$(7,918)

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

		Fiscal Year:
	2025	2024	2023
Weighted Average Assumptions for Balance Sheet Liability at End of Year:
Discount rate - projected benefit obligation	5.63%	5.31%	5.04%
Rate of compensation increase	3.00%	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021

Weighted Average Assumptions for Benefit Cost at Beginning of Year:
Discount rate - benefit obligations	5.31%	5.04%	3.81%
Discount rate - interest cost	5.19%	4.90%	3.52%
Discount rate - service cost	5.40%	5.16%	3.93%
Expected return on plan assets	6.55%	6.15%	5.00%
Rate of compensation increase	3.00%	3.00%	3.00%

Plan Assets

Investment Policy and Strategy — The Company maintains an investment policy that utilizes a liability-driven investments approach to reduce the ongoing volatility of the Plan’s funded status. The Company’s target allocation consists of 30% allocated to a diversified mix of return-seeking investments including equities and alternative investments and 70% allocated to liability-hedging fixed income investments.

The Company’s plan assets consist of the following:

	Target Allocation for:	Percentage of Plan Assets as of:
	Fiscal Year 2026	March 31, 2025	March 31, 2024
Equity securities	25%	24%	15%
Debt securities	69%	72%	80%
Real estate	3%	2%	2%
Cash	1%	1%	1%
Other	2%	1%	2%
Total	100%	100%	100%

The following tables set forth the Company’s plan assets at fair value, by level within the fair value hierarchy (as defined in Note 1), as of March 31, 2025 and 2024 (in thousands):

	As of March 31, 2025
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$42,767	$-	$42,767	$-	$42,767
Held in common/collective trusts:
Equity securities	-	-	-	26,903	26,903
Real estate	-	-	-	4,451	4,451
Debt securities	-	-	-	212,162	212,162
Cash/short-term investments (2)	-	-	-	3,485	3,485
Other investments	-	-	-	3,353	3,353
Fair value of plan assets	$42,767	$-	$42,767	$250,354	$293,121

	As of March 31, 2024
	Level 1	Level 2 and Level 3	Subtotal	Measured at NAV (1)	Total
Equity securities	$26,371	$-	$26,371	$-	$26,371
Held in common/collective trusts:
Equity securities	-	-	-	17,730	17,730
Real estate	-	-	-	4,509	4,509
Debt securities	-	-	-	231,904	231,904
Cash/short-term investments (2)	-	-	-	3,388	3,388
Other investments	-	-	-	5,047	5,047
Fair value of plan assets	$26,371	$-	$26,371	$262,578	$288,949

(1)

Certain investments that are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in the benefit obligations and funded status table.

(2)

The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.

Expected Return on Plan Assets

For fiscal year 2025, the expected long-term rate of return on Plan assets was 6.55%. For fiscal year 2026, the Company will increase the expected long-term rate of return on Plan assets to 6.95%. The Company expected 6.55% and 6.95% to fall within the 35 to 65 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan's target asset allocation for fiscal years 2025 and 2026, respectively.

Cash Flows

There are no expected employee or employer contributions for the fiscal year ending March 31, 2026.

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2026	$11,718
2027	12,423
2028	12,998
2029	13,612
2030	14,087
2031-2035	75,650

401(k) Plan

The Company also has an employees’ savings 401(k) plan covering all employees who meet certain age-entry requirements. Participants may make contributions up to the legal limit. The Company contributes additional amounts in the form of an annual fixed company match. The match is based on whether an individual is an eligible participant in the Company’s defined benefit pension plan. The Company made 401(k) matching contributions of $2.8 million, $2.5 million, and $1.5 million in fiscal years 2025, 2024, and 2023, respectively. In each of the aforementioned fiscal years, the matching contribution was comprised entirely of the Company’s treasury stock. The stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.

Unfunded Deferred Compensation Plan

The Company sponsors an unfunded nonqualified deferred compensation plan to permit certain eligible employees to defer receipt of a portion of their compensation to a future date. As of March 31, 2025 and 2024, the Company has recorded a liability of $3.4 million and $2.5 million, respectively, in connection with the unfunded deferred compensation plan.